Other reserves - Others (Details) - CNY (¥)				1 Months Ended	12 Months Ended			13 Months Ended
	Aug. 17, 2020	Jan. 14, 2020	Dec. 13, 2019	Apr. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 30, 2019
Disclosure of reserves within equity [line items]
Total consideration			¥ 2,007,034,549	¥ 4,750,965,000				¥ 192,082,000
Issuance of ordinary shares			6,549	6,000	¥ 2,697,679,000	¥ 192,082,000	¥ 4,730,381,000	257
Share issuance transaction cost				20,585,000
Share premium			¥ 2,007,028,000	¥ 4,730,375,000				¥ 192,082,000
Over Allotment Option for American Depositary Shares
Disclosure of reserves within equity [line items]
Total consideration		¥ 225,727,710
Issuance of ordinary shares		728
Share premium		¥ 225,727,000
Underwritten Public Offerings of American Depositary Shares
Disclosure of reserves within equity [line items]
Total consideration	¥ 2,471,951,645
Issuance of ordinary shares	4,305
Share premium	¥ 2,471,947,000